Shareholder Report, Holdings (Details) - SonicShares Global Shipping ETF	Sep. 30, 2024
Mitsui OSK Lines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
HMM Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Kawasaki Kisen Kaisha Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SITC International Holdings Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AP Moller - Maersk AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Wallenius Wilhelmsen ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Matson, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
COSCO SHIPPING Holdings Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Orient Overseas International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Star Bulk Carriers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%